Receivables and Other Current Assets (Summary of Receivables and Other Current Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Receivables and Other Current Assets [Abstract]
Customer accounts receivable - billed	$ 805	$ 1,096
Capitalized transportation capacity	358	781
Customer accounts receivable - unbilled	363	424
Prepaid expenses	105	82
Income taxes receivable	10	9
Allowance for credit losses	(15)	(17)
NMGC gas hedge settlement receivable		162
Other	191	360
Total receivables and other current assets	$ 1,817	$ 2,897